JANUARY 31, 2000

AS SUPPLEMENTED
JUNE 13, 2000


ASSET CLASSES

 *   EQUITY FUNDS

(*)  FUNDS OF FUNDS

 *   BOND FUNDS

 *   TAX FREE BOND FUNDS

 *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN STRATEGY FUNDS, INC.


FIRST AMERICAN

STRATEGY
   FUNDS

AGGRESSIVE GROWTH FUND
GROWTH FUND
GROWTH AND INCOME FUND
INCOME FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.



[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS


FUND SUMMARIES

--------------------------------------------------------------------------------
  Objectives and Main Investment Strategies                2
--------------------------------------------------------------------------------
  Main Risks                                               3
--------------------------------------------------------------------------------
  Fund Performance                                         4
--------------------------------------------------------------------------------
  Fees and Expenses                                        6
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
  Buying Shares                                            8
--------------------------------------------------------------------------------
  Selling Shares                                          10
--------------------------------------------------------------------------------
  Managing Your Investment                                11
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
  Management                                              13
--------------------------------------------------------------------------------
  More About The Funds                                    15
--------------------------------------------------------------------------------
  The Underlying Funds                                    16
--------------------------------------------------------------------------------
  Financial Highlights                                    26
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

Fund Summaries
INTRODUCTION


This section of the prospectus describes the objectives of the First American Strategy Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                                                                               1
PROSPECTUS - First American Strategy Funds

Fund Summaries
OBJECTIVES AND MAIN INVESTMENT STRATEGIES

Each of the funds described in this prospectus is a "fund of funds." The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds' investment advisor.


--------------------------------------------------------------------------------
OBJECTIVES

STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                      Aggressive                           Growth and
                                     Growth Fund         Growth Fund       Income Fund        Income Fund
----------------------------------------------------------------------------------------------------------
                                     MIN       MAX        MIN    MAX       MIN     MAX       MIN       MAX
----------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE              60%       100%       50%    90%        35%    75%       15%       45%
Equity Index Fund                     0%        80%        0%    75%         0%    60%        0%       35%
Large Cap Growth Fund                 5%        50%        5%    45%         5%    40%        0%       25%
Large Cap Value Fund                  5%        50%        5%    45%         5%    40%        0%       25%
Mid Cap Growth Fund                   0%        40%        0%    30%         0%    20%        0%       10%
Mid Cap Value Fund                    0%        40%        0%    30%         0%    20%        0%       10%
Small Cap Growth Fund                 0%        40%        0%    30%         0%    20%        0%       10%
Small Cap Value Fund                  0%        40%        0%    30%         0%    20%        0%       10%
Equity Income Fund                    0%        15%        0%    25%         0%    35%        0%       45%
Real Estate Securities Fund           0%        15%        0%    15%         0%    15%        0%       15%
Emerging Markets Fund                 0%        15%        0%    15%         0%    10%        0%        5%
International Fund                    0%        35%        0%    30%         0%    25%        0%       15%

FIXED INCOME FUNDS AS A WHOLE         0%        40%       10%    50%        25%    65%       55%       85%
Fixed Income Fund                     0%        40%        0%    50%        10%    65%       25%       85%
Strategic Income Fund                 0%        15%        0%    20%         0%    20%        0%       25%

PRIME OBLIGATIONS FUND                0%        35%        0%    35%         0%    35%        0%       35%
----------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.


                                                                               2
PROSPECTUS - First American Strategy Funds

Fund Summaries
MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT

Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


ADDITIONAL EXPENSES

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds.

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under "The Underlying Funds," include:

* The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

* Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

* Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

* Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid capitalization companies. Although these stocks may be slightly less volatile than those of small capitalization companies, they still involve substantial risk.

* Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

* International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.


* Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.


* Equity Index Fund is subject to risks associated with its use of options, futures, contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

* The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

* The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

* Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

* Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

* Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

POSSIBLE CONFLICTS OF INTEREST

The funds and the underlying funds have the same officers, directors and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                                                                               3
PROSPECTUS - First American Strategy Funds

Fund Summaries
FUND PERFORMANCE


The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.


Each fund's bar chart shows you how performance of the fund's shares has varied from year to year.

The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. Each fund's performance reflects fund expenses; the benchmarks are unmanaged and have no expenses.

Both the charts and the tables assume that all distributions have been reinvested.

STRATEGY AGGRESSIVE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

18.01%         7.36%          26.49%
------------------------------------
1997           1998            1999


Best Quarter:    Quarter ending     December 31, 1999        20.43%
Worst Quarter:   Quarter ending     September 30, 1998      (14.93)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                      Since
AS OF 12/31/99                                   Date    One Year   Inception(1)
--------------------------------------------------------------------------------
Strategy Aggressive Growth Fund               10/1/96      26.49%         16.94%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                   21.04%         28.06%
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(3)                  (2.15)%         5.48%
--------------------------------------------------------------------------------

(1) The since inception performance of each index is calculated from 10/31/96.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.



STRATEGY GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

16.36%         7.52%          19.13%
------------------------------------
1997           1998           1999


Best Quarter:    Quarter ending     December 31, 1999        14.91%
Worst Quarter:   Quarter ending     September 30, 1998      (11.92)%


AVERAGE ANNUAL TOTAL RETURNS                Inception                      Since
AS OF 12/31/99                                   Date    One Year   Inception(1)
--------------------------------------------------------------------------------
Strategy Growth Fund                          10/1/96      19.13%         14.42%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                   21.04%         28.06%
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(3)                  (2.15)%         5.48%
--------------------------------------------------------------------------------


(1) The since inception performance of each index is calculated from 10/31/96.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.



                                                                               4
PROSPECTUS - First American Strategy Funds

Fund Summaries

FUND PERFORMANCE CONTINUED

STRATEGY GROWTH AND INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

13.96%         8.20%          13.15%
------------------------------------
1997           1998           1999


Best Quarter:    Quarter ending     December 31, 1999       10.33%
Worst Quarter:   Quarter ending     September 30, 1998      (8.30)%


AVERAGE ANNUAL TOTAL RETURNS             Inception                         Since
AS OF 12/31/99                                Date      One Year    Inception(1)
--------------------------------------------------------------------------------
Strategy Growth and Income Fund            10/1/96        13.15%          12.51%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                  21.04%          28.06%
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(3)                 (2.15)%          5.48%
--------------------------------------------------------------------------------


(1) The since inception performance of each index is calculated from 10/31/96.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.



STRATEGY INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

12.72%         8.46%          (0.39%)
-------------------------------------
1997           1998            1999


Best Quarter:    Quarter ending    June 30, 1997           4.87%
Worst Quarter:   Quarter ending    September 30, 1999     (2.43)%


AVERAGE ANNUAL TOTAL RETURNS                Inception                     Since
AS OF 12/31/99                                   Date    One Year   Inception(1)
--------------------------------------------------------------------------------
Strategy Income Fund                          10/1/96     (0.39)%          7.21%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                  21.04%          28.06%
--------------------------------------------------------------------------------
Lehman Government/Corporate Bond Index(3)                 (2.15)%          5.48%
--------------------------------------------------------------------------------


(1) The since inception performance of each index is calculated from 10/31/96.

(2) An unmanaged index of large capitalization stocks.

(3) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities.



                                                                               5
PROSPECTUS - First American Strategy Funds

Fund Summaries
FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell or exchange shares. Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. See "Selling Shares -- How to Sell Shares -- Redemption Fee." In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 1999.(1) As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                             Aggressive                    Growth and
                                                            Growth Fund    Growth Fund    Income Fund    Income Fund
--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                       None           None           None           None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                              None           None           None           None

 REDEMPTION FEE(2) AS A % OF AMOUNT REDEEMED                      1.00%          1.00%          1.00%          1.00%


 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500               $  25          $  25          $  25          $  25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------------------------------------------
 Management Fees                                                  0.25%          0.25%          0.25%          0.25%
 Distribution and Service (12b-1) Fees                             None           None           None           None
 Other Expenses
  Shareholder Servicing Fee                                       0.25%          0.25%          0.25%          0.25%
  Miscellaneous                                                   0.36%          0.35%          0.29%          0.33%
 TOTAL                                                            0.86%          0.85%          0.79%          0.83%
--------------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. See "Additional Information -- Financial Highlights." THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED 0.40%. WAIVERS AND
REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.


(2) Payable if you redeem your shares within 12 months of purchase.


(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low
Balances."


RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below.


RANGES OF COMBINED DIRECT
AND INDIRECT EXPENSE RATIOS           Aggressive                        Growth and
AS A % OF AVERAGE NET ASSETS(1)      Growth Fund      Growth Fund      Income Fund       Income Fund
----------------------------------------------------------------------------------------------------
                                  1.64% to 2.12%   1.62% to 2.08%   1.56% to 1.94%    1.61% to 1.88%
----------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.30%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.71% to 1.43% for Aggressive Growth Fund, 0.74% to 1.41% for Growth Fund, 0.79% to 1.34% for Growth and Income Fund, and 0.86% to 1.24% for Income Fund. Waivers and reimbursements may be discontinued at any time.



                                                                               6
PROSPECTUS - First American Strategy Funds

Fund Summaries
FEES AND EXPENSES CONTINUED

--------------------------------------------------------------------------------
  EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:


                  Aggressive                          Growth and
                 Growth Fund       Growth Fund       Income Fund     Income Fund
--------------------------------------------------------------------------------
   1 year             $  291            $  287            $  277          $  277
   3 years            $  590            $  579            $  549          $  548
   5 years            $1,015            $  997            $  946          $  944
  10 years            $2,199            $2,161            $2,056          $2,053


You would pay the following expenses if you did not redeem your shares:


                  Aggressive                          Growth and
                 Growth Fund       Growth Fund       Income Fund     Income Fund
--------------------------------------------------------------------------------
   1 year             $  191            $  187            $  177          $  177
   3 years            $  590            $  579            $  549          $  548
   5 years            $1,015            $  997            $  946          $  944
  10 years            $2,199            $2,161            $2,056          $2,053



UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 1999.(1)

  Underlying Fund                                                  Expense Ratio
--------------------------------------------------------------------------------
  Equity Index Fund                                                        0.89%
  Large Cap Growth Fund                                                    0.89%
  Large Cap Value Fund                                                     0.90%
  Mid Cap Growth Fund                                                      0.96%
  Mid Cap Value Fund                                                       0.93%
  Small Cap Growth Fund                                                    0.91%
  Small Cap Value Fund                                                     0.89%
  Equity Income Fund                                                       0.88%
  Real Estate Securities Fund                                              0.93%
  International Fund                                                       1.51%
  Emerging Markets Fund                                                    1.73%
  Fixed Income Fund                                                        0.89%
  Strategic Income Fund                                                    0.93%
  Prime Obligations Fund                                                   0.51%
--------------------------------------------------------------------------------


(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.90%; Small Cap Value Fund, 0.90%; Equity Income Fund, 0.75%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.48%. Fee waivers may be discontinued at any time.


                                                                               7
PROSPECTUS - First American Strategy Funds

Policies & Services
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.


--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price for fund shares will be their net asset value (NAV) -- there is no sales charge. The NAV of each fund's shares is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors. Emerging Markets Fund, International Fund and Strategic Income Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of these underlying funds' shares may change on days when you will not be able to purchase or redeem your fund shares.


--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next NAV calculated after your order is accepted by the fund. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE

You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.


If you are paying by wire, you may purchase shares by calling 1-800-637-2548 before 3 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL

To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:


* all purchases must be made in U.S. dollars.

* third-party checks, credit cards, credit card checks, and cash are not accepted.

* if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.



                                                                               8
PROSPECTUS - First American Strategy Funds

Policies & Services
BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY


To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 ($25 for a retirement plan or an UGMA/UTMA account) or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may also make automatic monthly exchanges of your Class A shares of Prime Obligations Fund, a money market fund in the First American family of funds.

You may apply for participation in this program through your investment professional or financial institution or by calling 1-800-637-2548.



--------------------------------------------------------------------------------
COMPENSATION TO BROKERS AND FINANCIAL INSTITUTIONS


Although there is no sales charge when you purchase fund shares, your investment professional or financial institution may receive compensation in connection with your purchase. Each fund pays the funds' distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your investment professional or financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the broker's or financial institution's customers. The advisor may pay its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., an amount equal to up to 3% of the net asset value of fund shares sold through them.



                                                                               9
PROSPECTUS - First American Strategy Funds

Policies & Services
SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable redemption fee. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE

If you purchased shares through a investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your broker or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through a investment professional or financial institution, you may sell your shares by calling 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the transfer agent) or sent to you by check. The funds reserve the right to limit telephone exchanges to $50,000 per day.


If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 10 calendar days from the date of purchase.

BY MAIL

To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds' transfer agent at the following address:


First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:


* Name of the fund

* Account number

* Dollar amount or number of shares redeemed

* Name on the account

* Signatures of all registered account owners


Signatures on a written request must be guaranteed if:

* you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

* you would like the check mailed to an address other than the address on the funds' records.

* your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless otherwise specified in the request.

REDEMPTION FEE

Each fund imposes a redemption fee of 1% if you redeem your shares within 12 months of purchase. This fee, which is intended to discourage short-term trading, is paid to the fund. The redemption fee will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. When you sell shares, they will be sold in the order that minimizes your redemption fee.

The redemption fee will be waived for 401(k) plans and other institutional accounts of the funds' advisor.


--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your broker or financial institution.

--------------------------------------------------------------------------------

  ACCOUNTS WITH LOW BALANCES


  Except for retirement plans and UGMA/UTMA accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

  * Deduct a $25 annual account maintenance fee, which is intended to allocate the costs of maintaining accounts more equitably among shareholders, or

  * Close your account and send you the proceeds, less any applicable contingent deferred sales charge.

  Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.



                                                                              10
PROSPECTUS - First American Strategy Funds

Policies & Services
MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one Strategy Fund to another. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you exchange shares held for less than 12 months you do not have to pay a redemption fee. Instead, the time you held shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining when the 12 month redemption fee period expires.

Shares of the Strategy Funds may not be exchanged for shares of the underlying funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE

You may exchange shares by calling your investment professional, your financial institution, or the funds' transfer agent, provided that both funds have identical shareholder registrations. To request an exchange through the funds' transfer agent, call 1-800-637-2548. Your instructions must be received by the funds' transfer agent before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.


BY MAIL

To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

  TELEPHONE TRANSACTIONS


  You may buy, sell or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.


  The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

  It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.


--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS

Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.

STATEMENTS AND CONFIRMATIONS

Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


                                                                              11
PROSPECTUS - First American Strategy Funds

Policies & Services
MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS

Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of ordinary income.

TAXES ON TRANSACTIONS

The sale or exchange of fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.


                                                                              12
PROSPECTUS - First American Strategy Funds

Additional Information
MANAGEMENT


U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the investment advisor to the Strategy Funds and the underlying funds. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund is required under its investment advisory agreement to pay the investment advisor a monthly fee for providing investment advisory services equal to, on an annual basis, 0.25% of the fund's average daily net assets. During the fiscal year ended September 30, 1999, however, First American Asset Management waived the payment of all investment advisory fees. First American Asset Management also is the investment advisor for each of the underlying funds.

INVESTMENT ADVISOR

First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402


UNDERLYING FUND SUB-ADVISORS

Federated Global Investment Management Corp.
175 Water Street
New York, New York 10038-4964

The above mentioned subsidiary of Federated Investors is sub-advisor to Strategic Income Fund. The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee.


Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations. First American Asset Management manages the fund's investments in U.S. government obligations, investment grade and high yield domestic debt obligations and U.S. dollar denominated foreign corporate debt obligations and determines how the fund's assets will be allocated among the three sectors in which the fund invests.


The sub-advisor and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts.

Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, Delaware 19801

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to Emerging Markets Fund and International Fund, and is responsible for the investment and reinvestment of those funds' assets and the placement of brokerage transactions for those funds. Marvin & Palmer has been retained by the funds' investment advisor and is paid a portion of the advisory fee.


A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1999, the sub-advisor managed a total of approximately $14 billion in investments.


DISTRIBUTOR

Sei Investments Distribution Co.
Oaks, Pennsylvania 19456


DIRECT FUND CORRESPONDENCE TO:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330


ADDITIONAL COMPENSATION

U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the investment advisor to the Strategy Funds and the underlying funds. U.S. Bank and its affiliates also receive compensation in connection with the following:


CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds. U.S. Bank also acts as custodian for the underlying funds and is compensated for its services at the same rate (except that it receives fees from Emerging Markets Fund and International Fund equal to 0.10% of each fund's average daily net assets).


ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.



                                                                              13
PROSPECTUS - First American Strategy Funds

Additional Information
MANAGEMENT CONTINUED

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.


BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., these entities may receive shareholder servicing fees from the funds' distributor.


PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              14
PROSPECTUS - First American Strategy Funds

Additional Information
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.


--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.


--------------------------------------------------------------------------------
PORTFOLIO TURNOVER


The funds' investment advisor expects to make asset re-allocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.



                                                                              15
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS

The objectives, main investment strategies and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-637-2548.


--------------------------------------------------------------------------------
EQUITY INDEX FUND

OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.


The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Equity Index Fund include:


* Risks of Common Stocks

  Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.


* Failure to Match Performance of S&P 500
  The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any) and other expenses.

* Risks of Options and Futures
  The fund will suffer a loss in connection with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


                                                                              16
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Large Cap Growth Fund include:


* Risks of Common Stocks
  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

* Foreign Security Risk
  Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Large Cap Value Fund include:


* Risks of Common Stocks
  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

* Foreign Security Risk
  Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
MID CAP GROWTH FUND

OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


                                                                              17
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED

MAIN RISKS

The main risks of investing in Mid Cap Growth Fund include:


* Risks of Common Stocks

  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

* Risks of Mid-Cap Stocks
  While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.


* Foreign Security Risk
  Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
MID CAP VALUE FUND

OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.


In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Mid Cap Value Fund include:


* Risks of Common Stocks

  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

* Risks of Mid-Cap Stocks
  While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.


* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.


The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:


* Above average growth in revenue and earnings

* Strong competitive position

* Strong management

* Sound financial condition


Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


                                                                              18
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED

MAIN RISKS

The main risks of investing in Small Cap Growth Fund include:


* Risks of Common Stocks

  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

* Risks of Small-Cap Stocks
  Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.


* Foreign Security Risk
  Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.


In selecting stocks, the fund's advisor invests in securities it believes:


* are undervalued relative to other securities in the same industry or market.

* exhibit good or improving fundamentals.


* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Small Cap Value Fund include:


* Risks of Common Stocks

  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

* Risks of Small-Cap Stocks
  Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.


* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
EQUITY INCOME FUND

OBJECTIVE

Equity Income Fund's objective is long-term growth of capital and income.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Fund invests primarily (at least 65% of its total assets) in equity securities of companies which the fund's investment advisor believes are characterized by:


* the ability to pay above average dividends.

* the ability to finance expected growth.


* strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund's equity securities include common stocks and preferred stocks and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.


                                                                              19
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Equity Income Fund include:


* Risks of Common Stocks
  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

* Interest Rate Risk
  Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

* Credit Risk
  An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

* Risks of Non-Investment Grade Securities
  The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

* Foreign Security Risk
  Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.


--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 65% of its total assets) in income producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercia l real estate. REITs generally can be divided into the following three types:


* equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.

* mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.


* hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Real Estate Securities Fund include:


* Risks of Common Stocks

  Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.


* Risks of the Real Estate Industry
  Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

* Risk of REITs
  There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

* Risks of Non-Diversification
  The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.


                                                                              20
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
EMERGING MARKETS FUND

OBJECTIVE

Emerging Markets Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Emerging Markets Fund invests primarily (at least 65% of its total assets) in equity securities from the world's emerging markets. Normally, the fund will invest in securities traded in at least six foreign countries.

A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth. Countries with emerging markets include:


* those that have an emerging stock market (as defined by the International Financial Corporation).

* those with low- to middle-income economies (according to the World Bank).


* those listed in World Bank publications as "developing."

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. The fund is not subject to any restrictions on the size of the companies in which it invests and it may invest in smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS

The main risks of investing in Emerging Markets Fund include:


* Risks of Equity Securities
  Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

* Risks of International Investing
  International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

* Risks of Emerging Markets
  The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

* Risks of Smaller Capitalization Companies
  Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

* Risks of Foreign Currency Hedging Transactions
  If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
INTERNATIONAL FUND

OBJECTIVE

International Fund has an objective of long-term growth of capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

* that are domiciled in countries other than the United States, or

* that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.


                                                                              21
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED

In choosing investments for the fund, the fund's sub-advisor generally places primary emphasis on country selection. This is followed by the selection of industries or sectors within or across countries and the selection of individual stocks within those industries or sectors. Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

MAIN RISKS


The main risks of investing in International Fund include:


* Risks of Equity Securities
  Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

* Risks of International Investing
  International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

* Risks of Emerging Markets
  The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

* Risks of Smaller Capitalization Companies
  Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

* Risks of Foreign Currency Hedging Transactions
  If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

* Risks of Securities Lending
  The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FIXED INCOME FUND

OBJECTIVE

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as:


* U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.

* mortgage- and asset-backed securities.


* corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 65% of the fund's total assets will be invested in fixed rate obligations.The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.


                                                                              22
PROSPECTUS - First American Strategy Funds

Additional Information

THE UNDERLYING FUNDS CONTINUED

MAIN RISKS


The main risks of investing in Fixed Income Fund include:

* Interest Rate Risk
  Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration which measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other facts are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in mortgage-related securities can be greatly affected by changes in interest rates.


* Income Risk
  The fund's income could decline due to falling market interest rates.

* Credit Risk
  An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

* Call Risk
  During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

* Risks of Mortgage- and Asset-Backed Securities
  Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in "More About The Funds -- Investment Strategies."

* Foreign Security Risk
  Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

* Risks of Dollar Roll Transactions
  The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


--------------------------------------------------------------------------------
STRATEGIC INCOME FUND

OBJECTIVE

Strategic Income Fund's objective is to provide investors with a high level of current income.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, Strategic Income Fund invests primarily (at least 65% of its total assets) in a combination of:


* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers.

* high-yield (non-investment grade) debt obligations issued by domestic issuers.


* investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

Based upon historical returns, the fund's advisor expects these three categories of investments to have different returns and risks under similar market conditions. The advisor relies on the differences in the expected performance of each category to manage risks by allocating the fund's portfolio among the three categories above. The advisor also seeks to enhance the fund's performance by allocating more of its portfolio to the category that the advisor expects to offer the best balance between risk and return. Normally, the fund's assets will be invested in each of these three categories, with no more than 50% invested in any one category. However, the fund may from time to time invest up to 100% of its total assets in any one category if the advisor believes it will help the fund achieve its objective without undue risk to principal.

The fund's foreign investments may include investments in emerging markets.

The fund's investments may include securities which do not pay interest currently, such as zero coupon securities and delayed interest securities. The fund also may invest in payment-in-kind bonds, where interest is paid in other securities rather than cash.

In addition to debt obligations, the fund may invest in preferred stock, convertible securities and equity securities, including common stock and warrants. These investments may be denominated in U.S. dollars or foreign currencies.


                                                                              23
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED


There is no minimum rating requirement for securities in which the fund may invest (which means that the fund may invest in lower-rated securities or unrated securities of comparable quality, commonly referred to as "junk bonds"). In addition, there is no limitation on the average maturity or average effective duration of securities held by the fund.


To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

MAIN RISKS


The main risks of investing in Strategic Income Fund include:


* Interest Rate Risk
  Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

* Risks of High-Yield Securities
  A significant portion of the fund's portfolio may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.


* Risks of Foreign Securities
  Investing in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions and foreign taxation.


* Risks of Emerging Markets
  The fund may invest in emerging markets, where the risks of foreign investing are higher. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

* Income Risk
  The fund's income could decline due to falling market interest rates.

* Credit Risk
  An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

* Call Risk During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.


* Risks of Mortgage- and Asset-Backed Securities
  Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower interest rates.


* Risks of Common Stocks
  The fund's investments may include common stock and warrants to purchase, or securities convertible into, common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

* Risks of Dollar Roll Transactions
  The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.


                                                                              24
PROSPECTUS - First American Strategy Funds

Additional Information
THE UNDERLYING FUNDS CONTINUED

--------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:


* securities issued by the U.S. government or one of its agencies or instrumentalities.

* U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

* commercial paper.

* non-convertible corporate debt securities.

* loan participation interests.


* repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.

MAIN RISKS


The main risks of investing in Prime Obligations Fund include:

* Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of an investment in the fund to decline.

* The level of income a shareholder receives from the fund will be affected by movements in short-term interest rates.


* Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


                                                                              25
PROSPECTUS - First American Strategy Funds

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

AGGRESSIVE GROWTH FUND


                                                                 Fiscal year ended September 30,
                                                                  1999        1998       1997(2)
--------------------------------------------------------------   -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 11.11     $ 12.58     $ 10.00
                                                                 -------     -------     -------
Investment Operations:
 Net Investment Income                                              0.14        0.20        0.11
 Net Gains (Losses) on Investments
   (both realized and unrealized)                                   2.05       (1.42)       2.58
                                                                 -------     -------     -------
 Total From Investment Operations                                   2.19       (1.22)       2.69
                                                                 -------     -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                            (0.14)      (0.20)      (0.11)
 Distributions (from Capital Gains)                                (0.80)      (0.05)         --
                                                                 -------     -------     -------
 Total Distributions                                               (0.94)      (0.25)      (0.11)
                                                                 -------     -------     -------
Net Asset Value, End of Period                                   $ 12.36     $ 11.11     $ 12.58
                                                                 =======     =======     =======
Total Return                                                       20.54%      (9.85)%     27.06%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $67,013     $62,635     $13,725
Ratio of Expenses to Average Net Assets(1)                          0.28%       0.25%       0.60%(3)
Ratio of Net Income to Average Net Assets                           1.20%       1.66%       0.76%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)(1)      0.86%       0.87%       2.85%(3)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                0.62%       1.04%      (1.49)%(3)
Portfolio Turnover Rate                                               39%        152%          7%
--------------------------------------------------------------   -------     -------     -------


(1) Expense ratios do not include expenses of the underlying funds.

(2) Commenced operations on October 1, 1996.

(3) Annualized.


                                                                              26
PROSPECTUS - First American Strategy Funds

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

GROWTH FUND


                                                                 Fiscal year ended September 30,
                                                                  1999        1998       1997(2)
--------------------------------------------------------------   -------     -------     -------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 11.05     $ 12.12     $ 10.00
                                                                 -------     -------     -------
Investment Operations:
 Net Investment Income                                              0.25        0.28        0.18
 Net Gains (Losses) on Investments
   (both realized and unrealized)                                   1.49       (0.98)       2.12
                                                                 -------     -------     -------
 Total From Investment Operations                                   1.74       (0.70)       2.30
                                                                 -------     -------     -------
Less Distributions:
 Dividends (from Net Investment Income)                            (0.25)      (0.28)      (0.18)
 Distributions (from Capital Gains)                                (0.69)      (0.09)         --
                                                                 -------     -------     -------
 Total Distributions                                               (0.94)      (0.37)      (0.18)
                                                                 -------     -------     -------
Net Asset Value, End of Period                                   $ 11.85     $ 11.05     $ 12.12
                                                                 =======     =======     =======
Total Return                                                       16.31%      (5.95)%     23.23%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $88,213     $65,656     $15,676
Ratio of Expenses to Average Net Assets(1)                          0.28%       0.25%       0.60%(3)
Ratio of Net Income to Average Net Assets                           2.05%       2.33%       1.61%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)(1)      0.85%       0.89%       2.62%(3)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                1.48%       1.69%      (0.41)%(3)
Portfolio Turnover Rate                                               34%        143%          6%
--------------------------------------------------------------   -------     -------     -------


(1) Expense ratios do not include expenses of the underlying funds.

(2) Commenced operations on October 1, 1996.

(3) Annualized.


GROWTH AND INCOME FUND


                                                                   Fiscal year ended September 30,
                                                                   1999         1998       1997(2)
--------------------------------------------------------------   --------     --------     --------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $  11.08     $  11.76     $  10.00
                                                                 --------     --------     --------
Investment Operations:
 Net Investment Income                                               0.32         0.35         0.26
 Net Gains (Losses) on Investments
   (both realized and unrealized)                                    1.05        (0.59)        1.76
                                                                 --------     --------     --------
 Total From Investment Operations                                    1.37        (0.24)        2.02
                                                                 --------     --------     --------
Less Distributions:
 Dividends (from Net Investment Income)                             (0.32)       (0.35)       (0.26)
 Distributions (from Capital Gains)                                 (0.62)       (0.09)          --
                                                                 --------     --------     --------
 Total Distributions                                                (0.94)       (0.44)       (0.26)
                                                                 --------     --------     --------
Net Asset Value, End of Period                                   $  11.51     $  11.08     $  11.76
                                                                 ========     ========     ========
Total Return                                                        12.81%       (2.18)%      20.47%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $209,229     $207,907     $ 27,565
Ratio of Expenses to Average Net Assets(1)                           0.28%        0.25%        0.60%(3)
Ratio of Net Income to Average Net Assets                            2.83%        3.05%        2.59%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)(1)       0.79%        0.82%        2.10%(3)
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                                 2.32%        2.48%        1.09%(3)
Portfolio Turnover Rate                                                41%         158%          37%
--------------------------------------------------------------   --------     --------     --------


(1) Expense ratios do not include expenses of the underlying funds.

(2) Commenced operations on October 1, 1996.

(3) Annualized.


                                                                              27
PROSPECTUS - First American Strategy Funds

Additional Information
FINANCIAL HIGHLIGHTS CONTINUED

INCOME FUND


                                                                    Fiscal year ended September 30,
                                                                   1999          1998         1997(2)
--------------------------------------------------------------   ---------     ---------     ---------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $   11.23     $   10.82     $   10.00
                                                                 ---------     ---------     ---------
Investment Operations:
 Net Investment Income                                                0.53          0.50          0.41
 Net Gains (Losses) on Investments
   (both realized and unrealized)                                    (0.40)         0.43          0.82
                                                                 ---------     ---------     ---------
 Total From Investment Operations                                     0.13          0.93          1.23
                                                                 ---------     ---------     ---------
Less Distributions:
 Dividends (from Net Investment Income)                              (0.53)        (0.50)        (0.41)
 Distributions (from Capital Gains)                                  (0.35)        (0.02)           --
                                                                 ---------     ---------     ---------
 Total Distributions                                                 (0.88)        (0.52)        (0.41)
                                                                 ---------     ---------     ---------
Net Asset Value, End of Period                                   $   10.48     $   11.23     $   10.82
                                                                 =========     =========     =========
Total Return                                                          1.13%         8.72%        12.51%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $  83,302     $ 116,779     $  36,119
Ratio of Expenses to Average Net Assets(1)                            0.28%         0.25%         0.60%(3)
Ratio of Net Income to Average Net Assets                             4.83%         4.63%         4.39%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)(1)        0.83%         0.84%         2.00%(3)
Ratio of Net Income to Average Net Assets
 (excluding waivers)                                                  4.28%         4.04%         2.99%(3)
Portfolio Turnover Rate                                                 21%          106%           29%
--------------------------------------------------------------   ---------     ---------     ---------


(1) Expense ratios do not include expenses of the underlying funds.

(2) Commenced operations on October 1, 1996.

(3) Annualized.


                                                                              28
PROSPECTUS - First American Strategy Funds

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).


--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.


You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330


First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.


First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.


1/2000 3017-99

SEC file number: 811-05309

Supply Numbers


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